JPMorgan Developed International Value Fund Investment Objectives and Goals - R2 R5 R6 Shares [Member] - JPMorgan Developed International Value Fund	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Class/Ticker: R2/JPVZX; R5/JPVRX; R6/JNVMX
Objective [Heading]	What is the goal of the Fund?
Objective, Primary [Text Block]	The Fund seeks to provide long-term capital appreciation.